UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ------------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Foundation Advisers, Inc.
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              ---------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
          -----------

Title:    Director, Managing Director, Foundation Advisers, Inc.
          ------------------------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Esther Cash                       Charlottesville, VA     March 14, 2003
--------------                        -------------------     --------------
(Signature)                           (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               5
                                                --

Form 13F Information Table Entry Total:        134
                                               ---

Form 13F Information Table Value Total:    $36,612,151.71
                                           --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson & Partners - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Martingale Asset Management, L.P. - 028-04632
Shapiro Capital - 028-04097
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Actuate Corp.          COM       00508B102   $227,839.71   128,723.00                   X
Agil Software Corp.    COM       00846X105    $83,592.00    10,800.00                   X
Allegiance
 Telecom, Inc.         COM       01747T102   $237,783.00   354,900.00                   X
Arena
 Pharmaceuticals, Inc. COM       040047102    $93,744.00    14,400.00                   X
Art Technology
 Group Inc.            COM       04289L107    $53,878.00    43,450.00                   X
ArthoCare Corp.        COM       043136100   $418,625.00    42,500.00                   X
Biosite
 Diagnostics, Inc.     COM       090945106    $23,814.00       700.00                   X
Canadian Superior
 Energy, Inc.          COM       136644101    $39,091.00    40,300.00                   X
Capstone Turbine Corp. COM       14067D102    $12,240.00    13,600.00                   X
Carbon Energy Corp.    COM       141106104    $62,000.00     6,200.00                   X
Centra Software, Inc.  COM       15234X103   $112,300.00   112,300.00                   X
ClickAction, Inc.      PREF      18681E990         $0.00    59,400.00                   X
ClickAction, Inc.      WARRANTS  18681E9W9         $0.01       600.00                   X
Cohesion
 Technologies, Inc.    COM       19248N101    $32,555.00     8,500.00                   X
Conductus, Inc.        WARRANTS  206784993         $0.00    20,000.00                   X
Corio, Inc.            COM       218875102    $29,175.00    38,900.00                   X
Corixa Corp.           COM       21887F100     $6,990.50     1,100.00                   X
Curon Medical, Inc.    COM       231292103    $12,480.00    19,500.00                   X
Cysive, Inc.           COM       23281T108    $12,690.00     4,700.00                   X
Denbury
 Resources, Inc.       COM       247916208   $332,220.00    29,400.00                   X
Digital River, Inc.    COM       25388B104   $402,715.00    33,700.00                   X
Docent, Inc.           COM       25608L106    $13,298.00     4,666.00                   X
Docent, Inc.           COM       25608l502   $159,885.00    56,100.00                   X
Dyax Corp.             COM       26746E103     $9,540.00     5,300.00                   X
E-LOAN, Inc.           COM       26861P107   $456,703.00   247,000.00                   X
Exponent, Inc.         COM       30214U102   $751,616.00    51,200.00                   X
Geerlings &
 Wade, Inc.            COM       368473104    $51,051.00    66,300.00                   X
Genencor
 International Inc.    COM       368709101   $336,432.00    34,400.00                   X
Hain Celestial
 Group, Inc.           COM       405217100    $15,200.00     1,000.00                   X
HPD Exploration plc    COM       990304941    $14,247.62    60,000.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1 $3,150,677.56 3,150,678.00                   X
Impath, Inc.           COM       45255G101    $27,608.00     1,400.00                   X
Latitude
 Communications, Inc.  COM       518292107   $127,755.00    83,500.00                   X
Marimba, Inc.          COM       56781Q109    $23,798.00    14,600.00                   X
Mercator
 Software, Inc.        COM       587587106    $44,426.00    45,800.00                   X
Meridian Gold, Inc.    COM       992553693   $350,042.36    19,935.00                   X
Nexprise, Inc.         COM       65333Q202    $24,775.14    17,953.00                   X
Niku Corp.             COM       654113703     $9,496.20     2,380.00                   X
North American
 Palladium Ltd.        COM       656912102   $118,668.00    34,100.00                   X
North American
 Scientific, Inc.      COM       65715D100    $36,859.00     4,100.00                   X
Pacific Rim
 Mining Corp.          COM       694915984    $17,150.00    35,000.00                   X
Patina Oil and
 Gas Corp.             COM       703224105   $664,650.00    21,000.00                   X
PetroQuest
 Energy, Inc.          COM       716748108   $463,140.00   111,600.00                   X
Pfizer, Inc.           COM       717081103    $24,456.00       800.00                   X
Pharmacyclics, Inc.    COM       716933106    $16,065.00     4,500.00                   X
PharmChem
 Laboratories, Inc.    COM       717133102    $61,916.00   269,200.00                   X
Preview Systems, Inc.  COM       741379101     $2,505.00    66,800.00                   X
Restoration
 Hardware, Inc.        COM       760981100   $478,956.00    95,600.00                   X
Secure Computing Corp. COM       813705100   $208,325.00    32,500.00                   X
SeeBeyond
 Technology Corp.      COM       815704101   $311,526.00   128,200.00                   X
Selectica, Inc.        COM       816288104   $395,010.00   146,300.00                   X
Superconductor
 Technologies, Inc.    COM       867931107    $52,414.21    55,760.00                   X
Titan
 Pharmaceuticals, Inc. COM       888314101    $31,889.00    22,300.00                   X
Tumbleweed
 Communications Corp.  COM       899690101   $366,501.30   236,300.00                   X
Ultra Petroleum Corp.  COM       903914109   $564,300.00    57,000.00                   X
Unify Corp.            COM       904743101    $33,280.00    83,200.00                   X
ValiCert, Inc.         COM       91915Q105    $27,819.00    84,300.00                   X
Webex
 Communications,Inc.   COM       94767L109   $750,000.00    50,000.00                   X
Websense, Inc.         COM       947684106 $1,003,967.00    47,000.00                   X
W-H Energy
 Services, Inc.        COM       92925E108    $48,147.00     3,300.00                   X
AOL Time Warner, Inc.  COM       00184A105   $188,640.00    14,400.00                   X
Adobe Systems, Inc.    COM       00724F101   $129,532.00     5,200.00                   X
Affiliated
 Computer Services     COM       008190100   $184,275.00     3,500.00                   X
American
 International Group   COM       026874107   $474,370.00     8,200.00                   X
Amgen, Inc.            COM       031162100   $647,756.00    13,400.00                   X
Analog Devices, Inc.   COM       032654105    $95,480.00     4,000.00                   X
Apache Corp.           COM       037411105   $256,455.00     4,500.00                   X
Applied Materials Inc. COM       038222105   $195,450.00    15,000.00                   X
Baxter
 International, Inc.   COM       071813109   $201,600.00     7,200.00                   X
Best Buy Co, Inc.      COM       086516101   $253,575.00    10,500.00                   X
H&R Block, Inc.        COM       093671105   $180,900.00     4,500.00                   X
Bristol-Myers
 Squibb Co.            COM       110122108   $162,050.00     7,000.00                   X
Brocade Communications
 Systems, Inc.         COM       111621108       $414.00       100.00                   X
Cardinal Health, Inc.  COM       14149Y108   $221,962.50     3,750.00                   X
Ceridian Corp.         COM       156779100   $144,200.00    10,000.00                   X
Cisco Systems, Inc.    COM       17275R102   $694,955.00    53,050.00                   X
Citigroup, Inc.        COM       172967101   $425,799.00    12,100.00                   X
Coca-Cola Co           COM       191216100   $328,650.00     7,500.00                   X
Colgate-Palmolive Co.  COM       194162103    $78,645.00     1,500.00                   X
Concord EFS, Inc.      COM       206197105   $179,436.00    11,400.00                   X
Dell Computer Corp.    COM       247025109   $462,602.00    17,300.00                   X
Devon Energy Corp.     COM       25179M103   $240,975.00     5,250.00                   X
EMC Corp.              COM       268648102   $116,660.00    19,000.00                   X
Elan Corp. plc-ADR     COM       284131208    $47,478.00    19,300.00                   X
Fifth Third Bancorp.   COM       316773100   $316,170.00     5,400.00                   X
First Data Corp.       COM       319963104   $385,969.00    10,900.00                   X
General Electric Co.   COM       369604103   $603,880.00    24,800.00                   X
The Goldman Sachs
 Group, Inc.           COM       38141G104   $272,400.00     4,000.00                   X
Harley-Davidson, Inc.  COM       412822108   $221,760.00     4,800.00                   X
Home Depot, Inc.       COM       437076102   $301,896.00    12,600.00                   X
IDEC Pharmaceuticals
 Corp.                 COM       449370105   $116,025.00     3,500.00                   X
Intel Corp.            COM       458140100   $428,175.00    27,500.00                   X
International Business
 Machines Corp.        COM       459200101   $356,500.00     4,600.00                   X
Intuit, Inc.           COM       461202103   $258,060.00     5,500.00                   X
Johnson & Johnson      COM       478160104   $617,665.00    11,500.00                   X
Kohl's Corp.           COM       500255104   $268,560.00     4,800.00                   X
Kraft Foods, Inc.      COM       50075N104   $420,444.00    10,800.00                   X
Liberty Media
 Corp., Class A        COM       530718105   $326,310.00    36,500.00                   X
Eli Lilly & Co.        COM       532457108   $546,100.00     8,600.00                   X
Linear Technolgy Corp. COM       535678106   $385,800.00    15,000.00                   X
Lockheed Martin Corp.  COM       539830109   $577,500.00    10,000.00                   X
Lowe's, Inc.           COM       548661107   $243,750.00     6,500.00                   X
Marsh & McLennan
 Companies, Inc.       COM       571748102   $522,173.00    11,300.00                   X
Medtronic, Inc.        COM       585055106   $506,160.00    11,100.00                   X
Merck & Co., Inc.      COM       589331107   $430,236.00     7,600.00                   X
Microsoft Corp.        COM       594918104 $1,023,660.00    19,800.00                   X
Murphy Oil Corp.       COM       626717102   $128,550.00     3,000.00                   X
Nokia Corp. - ADR      COM       654902204   $320,850.00    20,700.00                   X
Northrop Grumman Corp. COM       666807102   $291,000.00     3,000.00                   X
Occidental
 Petroleum Corp.       COM       674599105   $128,025.00     4,500.00                   X
Oracle Corp.           COM       68389X105   $193,320.00    17,900.00                   X
PesiCo, Inc.           COM       713448108   $523,528.00    12,400.00                   X
Pfizer, Inc.           COM       717081103   $929,328.00    30,400.00                   X
Procter & Gamble Co.   COM       742718109   $343,760.00     4,000.00                   X
Qualcomm, Inc.         COM       747525103   $272,925.00     7,500.00                   X
Quest
 Diagnostics, Inc.     COM       74834L100   $227,600.00     4,000.00                   X
The St. Paul
 Companies, Inc.       COM       792860108   $119,175.00     3,500.00                   X
Schlumberger Ltd.      COM       806857108   $252,540.00     6,000.00                   X
Sprint Corp.
 (PCS Group)           COM       852061506   $181,770.00    41,500.00                   X
Sysco Corp.            COM       871829107   $223,425.00     7,500.00                   X
Target Corp.           COM       87612E106   $633,000.00    21,100.00                   X
Teva Pharmaceutical
 Industries Ltd.       COM       881624209   $223,851.00     5,800.00                   X
3M Co.                 COM       88579Y101   $184,950.00     1,500.00                   X
UnitedHealth
 Group, Inc.           COM       91324P102   $375,750.00     4,500.00                   X
Veritas Software Corp. COM       923436109   $140,580.00     9,000.00                   X
Viacom, Inc. Class B   COM       925524308   $603,248.00    14,800.00                   X
Vodafone Group
 plc Sp - ADR          COM       92857W100   $411,324.00    22,700.00                   X
Walgreen Co.           COM       931422109   $283,143.00     9,700.00                   X
Wells Fargo Co.        COM       949746101   $318,716.00     6,800.00                   X
Wyeth Corp.            COM       983024100   $261,800.00     7,000.00                   X
Noble Energy, Inc.     COM       G65422100   $123,025.00     3,500.00                   X
XI Capital Ltd.,
 Class A               COM       G98255105   $278,100.00     3,600.00                   X
Check Point Software
 Technologies Ltd.     COM       M22465104    $94,681.00     7,300.00                   X
IBT Repurchase
 Agreement             REPO      REPO009X1    $65,308.00    65,308.50                   X


                                          $36,612,151.71



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Actuate Corp.                             X
Agil Software Corp.                       X
Allegiance
 Telecom, Inc.                            X
Arena
 Pharmaceuticals, Inc.                    X
Art Technology
 Group Inc.                               X
ArthoCare Corp.                           X
Biosite
 Diagnostics, Inc.                        X
Canadian Superior
 Energy, Inc.                             X
Capstone Turbine Corp.                    X
Carbon Energy Corp.                       X
Centra Software, Inc.                     X
ClickAction, Inc.                         X
ClickAction, Inc.                         X
Cohesion
 Technologies, Inc.                       X
Conductus, Inc.                           X
Corio, Inc.                               X
Corixa Corp.                              X
Curon Medical, Inc.                       X
Cysive, Inc.                              X
Denbury
 Resources, Inc.                          X
Digital River, Inc.                       X
Docent, Inc.                              X
Docent, Inc.                              X
Dyax Corp.                                X
E-LOAN, Inc.                              X
Exponent, Inc.                            X
Geerlings &
 Wade, Inc.                               X
Genencor
 International, Inc.                      X
Hain Celestial
 Group, Inc.                              X
HPD Exploration plc                       X
IBT Repurchase
 Agreement                                X
Impath, Inc.                              X
Latitude
 Communications, Inc.                     X
Marimba, Inc.                             X
Mercator
 Software, Inc.                           X
Meridian Gold, Inc.                       X
Nexprise, Inc.                            X
Niku Corp.                                X
North American
 Palladium Ltd.                           X
North American
 Scientific, Inc.                         X
Pacific Rim
 Mining Corp.                             X
Patina Oil &
 Gas Corp.                                X
PetroQuest
 Energy, Inc.                             X
Pfizer, Inc.                              X
Pharmacyclics, Inc.                       X
PharmChem
 Laboratories, Inc.                       X
Preview Systems, Inc.                     X
Restoration
 Hardware, Inc.                           X
Secure Computing Corp.                    X
SeeBeyond
 Technology Corp.                         X
Selectica, Inc.                           X
Superconductor
 Technologies, Inc.                       X
Titan
 Pharmaceuticals, Inc.                    X
Tumbleweed
 Communications Corp.                     X
Ultra Petroleum Corp.                     X
Unify Corp.                               X
ValiCert, Inc.                            X
Webex
 Communications,Inc.                      X
Websense, Inc.                            X
W-H Energy
 Services, Inc.                           X
AOL Time Warner, Inc.                     X
Adobe Systems, Inc.                       X
Affiliated
 Computer Services                        X
American
 International Group, Inc.                X
Amgen, Inc.                               X
Analog Devices, Inc.                      X
Apache Corp.                              X
Applied Materials, Inc.                   X
Baxter
 International, Inc.                      X
Best Buy Co., Inc.                        X
H&R Block, Inc.                           X
Bristol-Meyers Squibb Co.                 X
Brocade Communications
 Systems, Inc.                            X
Cardinal Health, Inc.                     X
Ceridian Corp.                            X
Cisco Systems, Inc.                       X
Citigroup, Inc.                           X
Coca-Cola Co.                             X
Colgate-Palmolive Co.                     X
Concord EFS, Inc.                         X
Dell Computer Corp.                       X
Devon Energy Corp.                        X
EMC Corp.                                 X
Elan Corp. plc-ADR                        X
Fifth Third Bancorp.                      X
First Data Corp.                          X
General Electric Co.                      X
The Goldman Sachs
 Group, Inc.                              X
Harley-Davidson, Inc.                     X
Home Depot, Inc.                          X
IDEC Pharmaceuticals Corp.                X
Intel Corp.                               X
International Business
 Machines Corp.                           X
Intuit, Inc.                              X
Johnson & Johnson                         X
Kohl's Corp.                              X
Kraft Foods, Inc.                         X
Liberty Media
 Corp., Class A                           X
Eli Lilly & Co.                           X
Linear Technolgy Corp.                    X
Lockheed Martin Corp.                     X
Lowe's, Inc.                              X
Marsh & McLennan
 Companies, Inc.                          X
Medtronic, Inc.                           X
Merck & Co., Inc.                         X
Microsoft Corp.                           X
Murphy Oil Corp.                          X
Nokia Corp. - ADR                         X
Northrop Grumman Corp.                    X
Occidental
 Petroleum, Corp.                         X
Oracle Corp.                              X
PesiCo, Inc.                              X
Pfizer, Inc.                              X
Procter & Gamble Co.                      X
Qualcomm, Inc.                            X
Quest
 Diagnostics, Inc.                        X
The St. Paul
 Companies, Inc.                          X
Schlumberger Ltd.                         X
Sprint Corp.
 (PCS Group)                              X
Sysco Corp.                               X
Target Corp.                              X
Teva Pharmaceutical
 Industries Ltd.                          X
3M Co.                                    X
UnitedHealth
 Group, Inc.                              X
Veritas Software Corp.                    X
Viacom, Inc. Class B                      X
Vodafone Group
 plc SP - ADR                             X
Walgreen Co.                              X
Wells Fargo Co.                           X
Wyeth Corp.                               X
Noble Energy, Inc.                        X
XI Capital Ltd.,
 Class A                                  X
Check Point Software
 Technologies Ltd.                        X
IBT Repurchase
 Agreement                                X
